Provisions - Schedule of Assumptions for Other Provisions (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Total £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	£ 2,313
Exchange and other adjustments	2
Provisions applied	(774)
(Release) charge for the year	1,347
At 31 December	2,888
Provisions for financial commitments and guarantees £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	270
Exchange and other adjustments	0
Provisions applied	0
(Release) charge for the year	(73)
At 31 December	197
Regulatory and legal provisions £m
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	1,600
Exchange and other adjustments	3
Provisions applied	(295)
(Release) charge for the year	968
At 31 December	2,276
Other
OTHER PROVISIONS (Details) - Schedule of Assumptions for Other Provisions [Line Items]
At 1 January	443
Exchange and other adjustments	(1)
Provisions applied	(479)
(Release) charge for the year	452
At 31 December	£ 415